Initial Public Offering - Additional Information (Details) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsidiary Sale Of Stock [Line Items]
Proceeds from initial public offering gross			$ 225,400,000
IPO
Subsidiary Sale Of Stock [Line Items]
Units issued during the period shares	23,000,000
Proceeds from initial public offering gross	$ 230,000,000
Units issued description		Each Unit consisted of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”).		Each Unit consisted of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”).
Warrant exercisable to purchase one Class A ordinary share price	$ 11.5
Over-Allotment Option
Subsidiary Sale Of Stock [Line Items]
Units issued during the period shares	3,000,000
Proceeds from initial public offering gross	$ 30,000,000
Warrant exercisable to purchase one Class A ordinary share price	$ 10